Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 154.0	€ 171.2	€ 136.5
Weighted average number of ordinary shares (in shares)	190,504,803	174,122,538	174,580,272
Weighted average number of founder preferred shares (in shares)	1,500,000	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2018 non-executive restricted stock awards (in shares)	6,421,074